Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loan receivable	$ 7,662,039	$ 8,110,077	$ 4,913,279
Credit Score Below 575 [Member]
Loan receivable
Credit Score 575 - 600 [Member]
Loan receivable	$ 145,774	$ 149,056	$ 299,040
Credit Score 601 - 650 [Member]
Loan receivable	3,233,242	3,397,512	2,180,507
Credit Score 651 - 700 [Member]
Loan receivable	3,059,738	3,230,308	1,737,587
Credit Score 701 - 750 [Member]
Loan receivable	1,000,236	1,097,225	558,305
Credit Score 751 - 800 [Member]
Loan receivable	174,783	185,840	113,581
Credit Score 801 - 850 [Member]
Loan receivable	$ 48,263	$ 50,136	$ 24,259